UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  028-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

 /s/    Kevin Wyman     Greenwich, Connecticut     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $443,684 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    20795 20000000 PRN      SOLE                 20000000        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406      143    25000 SH       SOLE                    25000        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8    13865 15983000 PRN      SOLE                 15983000        0        0
BANKATLANTIC BANCORP           CL A PAR $0.01   065908808     2260   409381 SH       SOLE                   409381        0        0
BOISE INC                      COM              09746Y105       66    10000 SH       SOLE                    10000        0        0
EMCORE CORP                    COM NEW          290846203      133    30000 SH       SOLE                    30000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250% 8/1  444903AM0    15038 15000000 PRN      SOLE                 15000000        0        0
LSI CORPORATION                COM              502161102       64    10000 SH       SOLE                    10000        0        0
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203    22476  2358465 SH       SOLE                  2358465        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AL8    25213 24719000 PRN      SOLE                 24719000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    22132 22000000 PRN      SOLE                 22000000        0        0
MERITOR INC                    COM              59001K100       78    15000 SH       SOLE                    15000        0        0
PMC-SIERRA INC                 NOTE 2.250%10/1  69344FAD8    27631 27562000 PRN      SOLE                 27562000        0        0
SONUS NETWORKS INC             COM              835916107      107    50000 SH       SOLE                    50000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   272540  2000000 SH  PUT  SOLE                  2000000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5    20987 20500000 PRN      SOLE                 20500000        0        0
ULTRALIFE CORP                 COM              903899102      156    40400 SH       SOLE                    40400        0        0